ACCUMULATED OTHER COMPREHENSIVE LOSS - Summary of Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 299,089	$ 270,371	$ 455,171
Other comprehensive income (loss) before reclassifications	(4,766)	1,224	54
Amounts reclassified out of accumulated other comprehensive income	(6,131)	2,398	1,636
Other comprehensive loss	1,811	(1,388)	(1,270)
Ending balance	209,774	299,089	270,371
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(16,679)	(15,505)	(13,923)
Other comprehensive loss	1,365	(1,174)	(1,582)
Ending balance	(15,314)	(16,679)	(15,505)
Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(610)	559	596
Other comprehensive income (loss) before reclassifications	(6,148)	1,229	1,599
Amounts reclassified out of accumulated other comprehensive income	(6,131)	2,398	1,636
Other comprehensive loss	(16)	(1,169)	(37)
Ending balance	(626)	(610)	559
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(16,069)	(16,064)	(14,519)
Other comprehensive income (loss) before reclassifications	1,382	(5)	(1,545)
Amounts reclassified out of accumulated other comprehensive income	0	0	0
Other comprehensive loss	1,382	(5)	(1,545)
Ending balance	$ (14,687)	$ (16,069)	$ (16,064)